Summary of Significant Accounting Policies - Schedule of Estimated Useful Life of Intangible Assets (Details) (FaceBank Group, Inc Pre-Merger) (10-K)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Digital Asset Library [Member]
Definite lived intangible assets estimated useful lives		5 years
Digital Asset Library [Member] | Minimum [Member]
Definite lived intangible assets estimated useful lives			5 years
Digital Asset Library [Member] | Maximum [Member]
Definite lived intangible assets estimated useful lives			7 years
Intellectual Property [Member]
Definite lived intangible assets estimated useful lives		7 years	7 years
Customer Relationships [Member]
Definite lived intangible assets estimated useful lives		2 years	11 years
FaceBank Group, Inc Pre-Merger [Member] | Human Animation Technologies [Member]
Definite lived intangible assets estimated useful lives			7 years
FaceBank Group, Inc Pre-Merger [Member] | Trademark and Trade Names [Member]
Definite lived intangible assets estimated useful lives			7 years
FaceBank Group, Inc Pre-Merger [Member] | Animation and Visual Effects Technologies [Member]
Definite lived intangible assets estimated useful lives			7 years
FaceBank Group, Inc Pre-Merger [Member] | Digital Asset Library [Member] | Minimum [Member]
Definite lived intangible assets estimated useful lives	5 years		5 years
FaceBank Group, Inc Pre-Merger [Member] | Digital Asset Library [Member] | Maximum [Member]
Definite lived intangible assets estimated useful lives	7 years		7 years
FaceBank Group, Inc Pre-Merger [Member] | Intellectual Property [Member]
Definite lived intangible assets estimated useful lives	7 years		7 years	7 years
FaceBank Group, Inc Pre-Merger [Member] | Customer Relationships [Member]
Definite lived intangible assets estimated useful lives			11 years